Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000222706
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%	3.18%
Without Sales Load [Member] | C000222707
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%	3.31%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.46%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.46%)
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.47%	3.09%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.47%	3.09%